FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2018
FAIR VALUE MEASUREMENTS [Abstract]
Carrying Amounts and Fair Values of Financial Instruments
The carrying amounts and fair values of certain of the Company’s debt instruments are as follows (dollars in thousands):

	As of December 31, 2018		As of December 31, 2017
	Principal Amount Outstanding	Fair Value	Principal Amount Outstanding	Fair Value
Securitization Notes	$85,584	$80,770	$101,551	$95,839
Term Loan	407,768	396,554	431,271	431,271
2021 Notes	325,000	329,875	325,000	339,235
2024 Notes	300,000	279,390	300,000	301,500

Asset and Liabilities Measured at Fair Value on Recurring Basis
As of December 31, 2018 and 2017, the categorized assets and liabilities measured at fair value on a recurring basis, based upon the lowest level of significant inputs to the valuations are as follows (dollars in thousands):

	Level 1	Level 2	Level 3	Total
December 31, 2018:
Derivative assets	—	$5,929	—	$5,929
Derivative liabilities	—	8,558	—	8,558
Investment in equity certificates	—	5,747	—	5,747
December 31, 2017:
Derivative assets	—	$2,643	—	$2,643
Derivative liabilities	—	7,344	—	7,344